Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities
Accrued payroll and related expenses	$ 10,681	$ 9,522
Accrued mask, mold fees and other expenses for RD	11,503	9,263
Payable for purchases of building and equipment	1,599	2,298
Accrued software maintenance	4,531	2,275
Allowance for sales discounts	809	896
Lease liabilities	3,068	1,432
Accrued insurance, welfare expenses, professional fee	13,920	12,520
Other current liabilities	$ 46,111	$ 38,206